Related party transactions	9 Months Ended
Sep. 30, 2024
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly. Key management personnel includes the Company’s Directors and Officers.

Compensation awarded to key management personnel for the three and nine months ended September 30, 2024 and 2023 is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Salaries and benefits	688	1,308	2,166	3,589
Share-based compensation	845	1,108	2,554	3,245
	1,533	2,416	4,720	6,834